Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005434 | Top10HoldingStoneX GroupBNY-861896108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005434 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Top10HoldingInterDigitalBNY-45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Top10HoldingMoogBNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Top10HoldingBel FuseBNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Top10HoldingESCO TechnologiesBNY-296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Top10HoldingFirstCash HoldingsBNY-33768G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Top10HoldingArganBNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Top10HoldingBeldenBNY-077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Top10HoldingFederal SignalBNY-313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000005434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000005434 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000005434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005434 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005434 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170855 | Top10HoldingStoneX GroupBNY-861896108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170855 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Top10HoldingInterDigitalBNY-45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Top10HoldingMoogBNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Top10HoldingBel FuseBNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Top10HoldingESCO TechnologiesBNY-296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Top10HoldingFirstCash HoldingsBNY-33768G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Top10HoldingArganBNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Top10HoldingBeldenBNY-077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Top10HoldingFederal SignalBNY-313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000170855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000170855 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000170855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000170855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000170855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000170855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170855 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169956 | Top10HoldingStoneX GroupBNY-861896108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169956 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Top10HoldingInterDigitalBNY-45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Top10HoldingMoogBNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Top10HoldingBel FuseBNY-077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Top10HoldingESCO TechnologiesBNY-296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Top10HoldingFirstCash HoldingsBNY-33768G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Top10HoldingArganBNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Top10HoldingBeldenBNY-077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Top10HoldingFederal SignalBNY-313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000169956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000169956 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000169956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169956 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169956 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%